advance billings and customer deposits (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of advance billings and customer deposits
Advance billings	$ 636	$ 551
Deferred customer activation and connection fees	6	7
Customer deposits	10	34
Contract liabilities	652	592
Other	202	180
Total	$ 854	$ 772